Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Cost

The following table summarizes the Company’s costs included in the statements of operations related to right of use lease assets entered into through June 30, 2022 (in thousands):

Lease Cost	For the Six Months Ended June 30, 2022
Operating lease cost
Research and development	$4,287
General and administrative	3,641
Short-term lease cost	139
Sublease income	(128)
Total lease cost	$7,939

Summary of Right of Use Lease Assets

Other Information	For the Six Months Ended June 30, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$6,229
Weighted-average remaining lease term-operating leases	5.70
Weighted-average discount rate-operating leases	11.15%

Schedule of Future Minimum Lease Payments

The following table summarizes the Company’s contractual obligations as of June 30, 2022, and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

Maturity of Contractual Obligation
Years Ended December 31,	Operating Leases	Purchase Obligations
2022	$5,959	$5,548
2023	13,464	6,320
2024	12,600	6,000
2025	11,456	6,000
2026	11,396	6,000
Thereafter	16,734	6,000
Total payments	71,609	35,868
Less: imputed interest	(18,932)	—
Less: foreign exchange (gain)/loss	4,730	—
Total	$57,407	$35,868